Assumptions Used To Compute The Fair Value Of Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assumptions Used To Compute Fair Value Of Stock Options [Line Items]
Expected term in years		7 years 8 months 12 days
Volatility	0.00%
Risk-free interest rate	0.00%
Value of options granted:
Number of options granted	0	128,836
Weighted average fair value/share		$ 3.51
Fair value of options granted		$ 452,002
Maximum
Assumptions Used To Compute Fair Value Of Stock Options [Line Items]
Volatility		53.20%
Risk-free interest rate		3.29%
Minimum
Assumptions Used To Compute Fair Value Of Stock Options [Line Items]
Volatility		50.30%
Risk-free interest rate		1.77%